Basic and diluted Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net loss (numerator) basic loss per share, basic	$ (743,461)	$ (1,880,394)	$ (2,443,881)	$ (15,186,393)	$ (16,994,625)	$ (4,361,165)
Net loss (numerator) effect of dilutive securities-common stock options and warrants
Net loss (numerator) diluted loss per share, diluted	$ (743,461)	$ (1,880,394)	$ (2,443,881)	$ (15,186,393)	$ (16,994,625)	$ (4,361,165)
Shares (denominator) basic loss per shares , basic	67,955,379	63,610,949	66,000,101	59,019,453	60,225,524	33,229,093
Shares (denominator) effect of dilutive securities-common stock options and warrants
Shares (denominator) diluted loss per shares, diluted	67,955,379	63,610,949	66,000,101	59,019,453	60,225,524	33,229,093
Per share amount basic loss per share, basic	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.26)	$ (0.28)	$ (0.13)
Per share amount effect of dilutive securities-common stock options and warrants
Per share amount diluted loss per share, diluted	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.26)	$ (0.28)	$ (0.13)